Schedule of Investments (unaudited)	iShares® U.S. Oil & Gas Exploration & Production ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 69.9%
Antero Resources Corp.(a)	243,453	$3,659,099
APA Corp.	331,301	7,166,041
Bonanza Creek Energy Inc.	16,692	785,692
Brigham Minerals Inc., Class A	32,625	694,586
Cabot Oil & Gas Corp.	350,314	6,116,482
Callon Petroleum Co.(a)	40,552	2,339,445
Centennial Resource Development Inc./DE, Class A(a)	161,440	1,094,563
Cimarex Energy Co.	90,128	6,529,774
CNX Resources Corp.(a)	193,071	2,637,350
ConocoPhillips	1,017,487	61,964,958
Continental Resources Inc./OK	54,766	2,082,751
Denbury Inc.(a)(b)	43,831	3,365,344
Devon Energy Corp.	522,120	15,240,683
Diamondback Energy Inc.	158,647	14,895,367
EOG Resources Inc.	440,049	36,717,689
EQT Corp.(a)	244,642	5,445,731
Hess Corp.	190,271	16,614,464
Kosmos Energy Ltd.(a)	358,456	1,240,258
Laredo Petroleum Inc.(a)(b)	8,475	786,395
Magnolia Oil & Gas Corp., Class A(a)	127,696	1,995,888
Marathon Oil Corp.	690,833	9,409,145
Matador Resources Co.(b)	96,220	3,464,882
Murphy Oil Corp.	127,215	2,961,565
Northern Oil and Gas Inc.	40,746	846,294
Oasis Petroleum Inc.	17,611	1,770,786
Ovintiv Inc.	228,811	7,200,682
PDC Energy Inc.	87,053	3,986,157
Pioneer Natural Resources Co.	100,812	16,383,966
Range Resources Corp.(a)	227,540	3,813,570
SM Energy Co.	96,025	2,365,096
Southwestern Energy Co.(a)(b)	569,668	3,230,018
Tellurian Inc.(a)	186,275	866,179
Texas Pacific Land Corp.(b)	6,798	10,875,033
Whiting Petroleum Corp.(a)(b)	34,231	1,867,301
		260,413,234
Oil & Gas Refining & Marketing — 23.1%
Clean Energy Fuels Corp.(a)(b)	101,583	1,031,067
CVR Energy Inc.	25,540	458,698
Delek U.S. Holdings Inc.	63,459	1,371,984
Security	Shares	Value

Oil & Gas Refining & Marketing (continued)
HollyFrontier Corp.	130,994	$4,309,703
Marathon Petroleum Corp.	480,351	29,022,807
New Fortress Energy Inc.(b)	43,482	1,647,098
Par Pacific Holdings Inc.(a)	39,017	656,266
PBF Energy Inc., Class A(a)	84,273	1,289,377
Phillips 66	330,158	28,334,160
Valero Energy Corp.	206,411	16,116,571
World Fuel Services Corp.	55,426	1,758,667
		85,996,398
Oil & Gas Storage & Transportation — 6.8%
Cheniere Energy Inc.(a)	191,695	16,627,624
Targa Resources Corp.	200,421	8,908,714
		25,536,338

Total Common Stocks — 99.8%
(Cost: $350,845,739)		371,945,970

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	21,858,890	21,872,005
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	500,000	500,000
		22,372,005

Total Short -Term Investments — 6.0%
(Cost: $22,371,220)		22,372,005

Total Investments in Securities — 105.8%
(Cost: $373,216,959)		394,317,975

Other Assets, Less Liabilities — (5.8)%		(21,724,335)
Net Assets — 100.0%		$372,593,640

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,451,170	$19,420,822	(a)	$—	$77	$(64)	$21,872,005	21,858,890	$1,314	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	30,000	(a)	—	—	—	500,000	500,000	11		—
					$77	$(64)	$22,372,005		$1,325		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Energy E-Mini Index	10	09/17/21	$559	$(8,353)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$371,945,970	$—	$—	$371,945,970
Money Market Funds	22,372,005	—	—	22,372,005
	$394,317,975	$—	$—	$394,317,975
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,353)	$—	$—	$(8,353)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2